Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
C000244815 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.33%	19.83%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%	23.44%